Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.52563%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,387,851.80

Principal:
Principal Collections	$22,123,455.63
Prepayments in Full	$9,078,759.24
Liquidation Proceeds	$703,778.79
Recoveries	$85,857.94
Sub Total	$31,991,851.60
Collections	$35,379,703.40

Purchase Amounts:
Purchase Amounts Related to Principal	$82,085.96
Purchase Amounts Related to Interest	$533.86
Sub Total	$82,619.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,462,323.22

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,462,323.22
Servicing Fee	$697,237.71	$697,237.71	$0.00	$0.00	$34,765,085.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,765,085.51
Interest - Class A-2a Notes	$116,882.27	$116,882.27	$0.00	$0.00	$34,648,203.24
Interest - Class A-2b Notes	$84,992.61	$84,992.61	$0.00	$0.00	$34,563,210.63
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$32,586,960.63
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$32,222,160.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,222,160.63
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$32,022,191.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,022,191.38
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$31,877,048.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,877,048.80
Regular Principal Payment	$28,816,677.59	$28,816,677.59	$0.00	$0.00	$3,060,371.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,060,371.21
Residual Released to Depositor	$0.00	$3,060,371.21	$0.00	$0.00	$0.00
Total		$35,462,323.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,816,677.59
Total					$28,816,677.59

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,416,140.16	$48.51	$116,882.27	$0.33	$17,533,022.43	$48.84
Class A-2b Notes	$11,400,537.43	$48.51	$84,992.61	$0.36	$11,485,530.04	$48.87
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$28,816,677.59	$18.25	$2,888,036.71	$1.83	$31,704,714.30	$20.08

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$27,287,689.39	0.0760103	$9,871,549.23	0.0274974
Class A-2b Notes	$17,862,415.06	0.0760103	$6,461,877.63	0.0274974
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$730,090,104.45	0.4623926	$701,273,426.86	0.4441419

Pool Information
Weighted Average APR	5.042%	5.064%
Weighted Average Remaining Term	42.17	41.42
Number of Receivables Outstanding	31,813	31,118
Pool Balance	$836,685,254.77	$804,106,997.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$770,271,969.64	$740,966,618.20
Pool Factor	0.4830280	0.4642202

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$63,140,379.76
Targeted Overcollateralization Amount	$102,833,571.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,833,571.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$590,177.19
(Recoveries)		57	$85,857.94
Net Loss for Current Collection Period			$504,319.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7233%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4376%
Second Prior Collection Period			0.5726%
Prior Collection Period			0.7612%
Current Collection Period			0.7377%
Four Month Average (Current and Prior Three Collection Periods)			0.6273%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,564	$9,073,641.57
(Cumulative Recoveries)			$1,112,330.06
Cumulative Net Loss for All Collection Periods			$7,961,311.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4596%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,801.56
Average Net Loss for Receivables that have experienced a Realized Loss			$5,090.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	291	$10,486,502.74
61-90 Days Delinquent	0.22%	43	$1,769,041.27
91-120 Days Delinquent	0.05%	9	$387,891.06
Over 120 Days Delinquent	0.07%	14	$589,639.26
Total Delinquent Receivables	1.65%	357	$13,233,074.33

Repossession Inventory:
Repossessed in the Current Collection Period		21	$834,686.82
Total Repossessed Inventory		33	$1,271,568.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2727%
Prior Collection Period			0.2358%
Current Collection Period			0.2121%
Three Month Average			0.2402%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3416%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$3,115,730.51
2 Months Extended	179	$6,654,546.29
3+ Months Extended	39	$1,318,594.39

Total Receivables Extended	312	$11,088,871.19
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer